UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0411
1.861965.102

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.0038%	$ 1,000.00	$ 1,108.50	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	3.1	3.6
Avaya, Inc.	2.7	2.8
CIT Group, Inc.	2.6	1.9
HCA, Inc.	2.0	2.5
Calpine Corp.	2.0	0.7
	12.4
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.7	10.4
Energy	8.9	6.5
Healthcare	7.1	7.4
Technology	6.7	7.6
Diversified Financial Services	6.2	5.0
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
BBB 1.5%	BBB 1.7%
BB 20.5%	BB 19.9%
B 51.4%	B 50.0%
CCC,CC,C 11.9%	CCC,CC,C 19.5%
Not Rated 1.1%	Not Rated 1.9%
Equities 2.1%	Equities 1.9%
Short-Term Investments and Net Other Assets 11.5%	Short-Term Investments and Net Other Assets 5.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *		As of August 31, 2010 **
	Nonconvertible Bonds 75.3%		Nonconvertible Bonds 80.4%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 1.8%
	Common Stocks 0.7%		Common Stocks 0.7%
	Floating Rate Loans 10.7%		Floating Rate Loans 12.0%
	Short-Term Investments and Net Other Assets 11.5%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	9.0%	** Foreign investments	10.9%

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 75.7%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.1%
General Cable Corp. 0.875% 11/15/13	$ 340,000	$ 374,850
General Cable Corp. 4.5% 11/15/29 (c)	388,000	546,653
		921,503
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	1,204,600
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/66	340,000	436,900
TOTAL CONVERTIBLE BONDS		2,563,003
Nonconvertible Bonds - 75.3%
Aerospace - 0.8%
Alliant Techsystems, Inc. 6.875% 9/15/20	945,000	975,713
BE Aerospace, Inc. 6.875% 10/1/20	625,000	650,000
Esterline Technologies Corp. 7% 8/1/20	620,000	649,450
Sequa Corp.:
11.75% 12/1/15 (d)	2,435,000	2,629,800
13.5% 12/1/15 pay-in-kind (d)	225,506	248,057
		5,153,020
Air Transportation - 0.4%
Air Canada 9.25% 8/1/15 (d)	1,655,000	1,776,974
Continental Airlines, Inc. 9.25% 5/10/17	446,435	473,221
Delta Air Lines, Inc. 9.5% 9/15/14 (d)	251,000	272,335
Delta Air Lines, Inc. pass-thru trust certificates 10.06% 1/2/16 (a)	31,995	21,437
United Air Lines, Inc. 9.875% 8/1/13 (d)	373,000	403,773
		2,947,740
Automotive - 2.3%
Accuride Corp. 9.5% 8/1/18	100,000	111,000
Affinia Group, Inc. 9% 11/30/14 (d)	300,000	307,500
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	376,200
Dana Holding Corp.:
6.5% 2/15/19	330,000	334,125
6.75% 2/15/21	220,000	223,300
Exide Technologies 8.625% 2/1/18 (d)	300,000	320,250
Ford Motor Credit Co. LLC:
5.75% 2/1/21	500,000	493,750
7.5% 8/1/12	985,000	1,050,256
8% 12/15/16	1,050,000	1,189,411
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
8.125% 1/15/20	$ 1,750,000	$ 1,996,178
Lear Corp.:
7.875% 3/15/18	215,000	236,500
8.125% 3/15/20	240,000	267,600
Navistar International Corp. 8.25% 11/1/21	1,865,000	2,060,825
Stoneridge, Inc. 9.5% 10/15/17 (d)	330,000	363,825
Tenneco, Inc.:
7.75% 8/15/18	235,000	251,450
8.125% 11/15/15	1,820,000	1,947,400
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (d)	1,653,000	1,851,360
TRW Automotive, Inc.:
7% 3/15/14 (d)	1,135,000	1,248,500
8.875% 12/1/17 (d)	260,000	292,500
		14,921,930
Banks & Thrifts - 4.6%
Ally Financial, Inc.:
3.512% 2/11/14 (e)	585,000	586,463
4.5% 2/11/14	585,000	589,388
Bank of America Corp. 8.125% (e)	1,440,000	1,526,400
CIT Group, Inc.:
7% 5/1/13	346,729	353,663
7% 5/1/14	569,716	580,398
7% 5/1/15	2,854,716	2,890,400
7% 5/1/16	8,284,529	8,346,628
7% 5/1/17	3,274,341	3,298,899
Citigroup Capital XXI 8.3% 12/21/77 (e)	670,000	697,638
GMAC LLC:
6.625% 5/15/12	2,675,000	2,785,478
6.625% 5/15/12	790,000	822,627
6.75% 12/1/14	1,878,000	2,000,070
6.875% 9/15/11	949,000	967,980
7.5% 12/31/13	835,000	908,063
Wells Fargo & Co. 7.98% (e)	980,000	1,053,500
Wells Fargo Capital XIII 7.7% (e)	510,000	524,663
Zions Bancorp. 7.75% 9/23/14	2,510,000	2,728,962
		30,661,220
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	$ 515,000	$ 496,975
Nexstar Broadcasting, Inc.:
7% 1/15/14	521,000	507,975
7% 1/15/14 pay-in-kind	1,588,997	1,541,327
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	805,000	877,450
Univision Communications, Inc.:
7.875% 11/1/20 (d)	500,000	531,250
8.5% 5/15/21 (d)	1,695,000	1,758,563
		5,713,540
Building Materials - 1.5%
Associated Materials LLC 9.125% 11/1/17 (d)	270,000	290,925
Cemex SA de CV 9% 1/11/18 (d)	600,000	619,800
General Cable Corp.:
2.6778% 4/1/15 (e)	1,240,000	1,209,000
7.125% 4/1/17	1,805,000	1,856,894
Interline Brands, Inc. 7% 11/15/18	345,000	355,350
Masco Corp. 7.125% 3/15/20	640,000	665,600
Nortek, Inc. 11% 12/1/13	1,583,777	1,680,863
Ply Gem Industries, Inc. 8.25% 2/15/18 (d)	2,545,000	2,614,988
Texas Industries, Inc. 9.25% 8/15/20	580,000	629,300
		9,922,720
Cable TV - 2.4%
Cablevision Systems Corp. 8.625% 9/15/17	1,780,000	1,993,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	3,320,000	3,369,800
7.875% 4/30/18	455,000	485,713
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (d)	2,830,000	2,985,650
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,298,893
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (d)(e)	1,170,000	1,231,425
10.875% 9/15/14 (c)(d)	1,140,000	1,282,500
CSC Holdings LLC:
8.5% 4/15/14	750,000	840,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings LLC: - continued
8.625% 2/15/19	$ 785,000	$ 908,638
EchoStar Communications Corp. 7.125% 2/1/16	660,000	707,850
		16,104,969
Capital Goods - 0.8%
Amsted Industries, Inc. 8.125% 3/15/18 (d)	1,145,000	1,230,875
Briggs & Stratton Corp. 6.875% 12/15/20	325,000	338,813
Coleman Cable, Inc. 9% 2/15/18	1,980,000	2,069,100
SPX Corp. 7.625% 12/15/14	1,630,000	1,793,000
		5,431,788
Chemicals - 1.6%
Celanese US Holdings LLC 6.625% 10/15/18 (d)	660,000	691,350
CF Industries Holdings, Inc. 6.875% 5/1/18	1,000,000	1,102,500
Chemtura Corp. 7.875% 9/1/18 (d)	1,310,000	1,401,700
Georgia Gulf Corp. 9% 1/15/17 (d)	940,000	1,044,528
Kraton Polymers LLC/Kraton Polymers Capital Corp. 6.75% 3/1/19 (d)	410,000	418,200
LBI Escrow Corp. 8% 11/1/17 (d)	1,175,000	1,324,813
Nalco Co. 6.625% 1/15/19 (d)	875,000	910,000
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	494,400
8.375% 11/1/16	1,080,000	1,179,900
8.625% 11/1/19	1,500,000	1,661,250
PolyOne Corp. 7.375% 9/15/20	275,000	291,500
		10,520,141
Consumer Products - 0.2%
Armored AutoGroup, Inc. 9.25% 11/1/18 (d)	550,000	569,250
Claire's Escrow Corp. 8.875% 3/15/19 (d)	465,000	465,000
Elizabeth Arden, Inc. 7.375% 3/15/21 (d)	220,000	230,450
Jarden Corp. 6.125% 11/15/22	445,000	433,875
		1,698,575
Containers - 1.5%
Berry Plastics Corp. 5.0531% 2/15/15 (e)	4,030,000	4,030,000
Graham Packaging Co. LP/GPC Capital Corp. 8.25% 10/1/18	650,000	697,125
Graphic Packaging International, Inc. 7.875% 10/1/18	425,000	455,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (d)	395,000	406,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA: - continued
9% 4/15/19 (d)	$ 450,000	$ 469,710
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (d)	720,000	723,600
8.25% 2/15/21 (d)	2,545,000	2,557,725
Solo Cup Co. 8.5% 2/15/14	400,000	344,000
		9,684,823
Diversified Financial Services - 5.9%
Aircastle Ltd. 9.75% 8/1/18	275,000	305,938
Capital One Capital V 10.25% 8/15/39	1,320,000	1,433,850
Constellation Enterprise LLC 10.625% 2/1/16 (d)	375,000	390,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18	3,660,000	3,806,400
Ineos Finance PLC 9% 5/15/15 (d)	410,000	449,975
International Lease Finance Corp.:
5.3% 5/1/12	425,000	432,863
5.625% 9/20/13	910,000	929,338
5.875% 5/1/13	705,000	727,031
6.375% 3/25/13	155,000	161,588
6.625% 11/15/13	1,210,000	1,264,450
7.125% 9/1/18 (d)	2,680,000	2,907,800
8.625% 9/15/15 (d)	5,475,000	6,118,313
8.75% 3/15/17 (d)	3,975,000	4,481,813
8.875% 9/1/17	2,640,000	2,989,800
Offshore Group Investment Ltd. 11.5% 8/1/15 (d)	450,000	499,500
Penson Worldwide, Inc. 12.5% 5/15/17 (d)	1,915,000	1,972,450
Pinafore LLC/Pinafore, Inc. 9% 10/1/18 (d)	410,000	449,483
SLM Corp.:
6.25% 1/25/16	735,000	750,656
8% 3/25/20	2,985,000	3,179,025
8.45% 6/15/18	965,000	1,061,500
UPCB Finance III Ltd. 6.625% 7/1/20 (d)	4,415,000	4,359,813
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (d)	210,000	215,775
		38,887,361
Diversified Media - 0.5%
Entravision Communication Corp. 8.75% 8/1/17	570,000	609,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (d)	$ 1,125,000	$ 1,215,000
11.5% 5/1/16	1,153,000	1,354,775
		3,179,675
Electric Utilities - 4.9%
AES Corp.:
8% 10/15/17	2,940,000	3,160,500
9.75% 4/15/16	660,000	767,250
Calpine Corp.:
7.5% 2/15/21 (d)	7,415,000	7,581,838
7.875% 7/31/20 (d)	4,870,000	5,125,675
CMS Energy Corp. 8.75% 6/15/19	590,000	702,572
Edison Mission Energy 7.2% 5/15/19	555,000	442,613
Energy Future Holdings Corp.:
10.25% 1/15/20 (d)	365,000	379,600
10.875% 11/1/17	147,000	122,010
12% 11/1/17 pay-in-kind (e)	109,074	84,532
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20	625,000	650,000
GenOn Escrow Corp.:
9.5% 10/15/18 (d)	1,545,000	1,614,525
9.875% 10/15/20 (d)	1,830,000	1,916,925
Intergen NV 9% 6/30/17 (d)	865,000	934,200
Mirant Americas Generation LLC:
8.5% 10/1/21	1,980,000	2,088,900
9.125% 5/1/31	2,229,000	2,318,160
NRG Energy, Inc. 7.375% 2/1/16	835,000	864,225
NSG Holdings II, LLC 7.75% 12/15/25 (d)	726,000	704,220
RRI Energy, Inc. 7.875% 6/15/17	1,970,000	1,974,925
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	760,000	427,500
TXU Corp.:
6.5% 11/15/24	350,000	163,625
6.55% 11/15/34	240,000	108,600
		32,132,395
Energy - 8.6%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	605,000	620,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
ATP Oil & Gas Corp. 11.875% 5/1/15	$ 4,880,000	$ 4,983,456
Calfrac Holdings LP 7.5% 12/1/20 (d)	505,000	517,625
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (d)	320,000	340,800
Chesapeake Energy Corp.:
6.125% 2/15/21	1,465,000	1,492,469
6.5% 8/15/17	2,000,000	2,140,000
7.625% 7/15/13	825,000	917,813
9.5% 2/15/15	1,155,000	1,432,200
Comstock Resources, Inc. 7.75% 4/1/19	3,000,000	3,000,000
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (d)	1,128,000	1,192,860
11.75% 7/15/14 (d)	470,000	507,600
Continental Resources, Inc.:
7.125% 4/1/21	380,000	404,700
7.375% 10/1/20	550,000	589,875
Covanta Holding Corp. 7.25% 12/1/20	680,000	714,009
Denbury Resources, Inc. 8.25% 2/15/20	743,000	821,015
Drummond Co., Inc. 7.375% 2/15/16	515,000	535,600
Edgen Murray Corp. 12.25% 1/15/15	2,880,000	2,750,400
Energy Partners Ltd. 8.25% 2/15/18 (d)	260,000	262,600
Energy Transfer Equity LP 7.5% 10/15/20	3,475,000	3,761,688
Expro Finance Luxembourg SCA 8.5% 12/15/16 (d)	2,100,000	2,142,000
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (d)	615,000	603,438
Forest Oil Corp. 7.25% 6/15/19	2,440,000	2,540,528
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (d)	305,000	315,675
Frontier Oil Corp. 6.875% 11/15/18	530,000	553,850
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	875,000	910,000
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,784,450
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (d)	2,830,000	2,893,675
7% 10/1/18 (d)	1,040,000	1,071,200
Kinder Morgan Finance Co. LLC 6% 1/15/18 (d)	920,000	947,600
LINN Energy LLC:
7.75% 2/1/21 (d)	650,000	689,000
8.625% 4/15/20 (d)	1,490,000	1,661,350
OPTI Canada, Inc.:
7.875% 12/15/14	355,000	193,475
8.25% 12/15/14	2,915,000	1,566,813
9% 12/15/12 (d)	175,000	174,125
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
OPTI Canada, Inc.: - continued
9.75% 8/15/13 (d)	$ 475,000	$ 469,063
Parker Drilling Co. 9.125% 4/1/18	445,000	476,150
Petrohawk Energy Corp.:
7.25% 8/15/18 (d)	595,000	614,338
7.25% 8/15/18	1,135,000	1,169,050
Pioneer Drilling Co. 9.875% 3/15/18	535,000	577,800
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,370,688
7.625% 4/1/20	960,000	1,041,600
10% 3/1/16	1,395,000	1,576,350
Quicksilver Resources, Inc. 7.125% 4/1/16	200,000	194,500
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18	890,000	923,375
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	395,000	406,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (d)	390,000	386,100
7.875% 10/15/18 (d)	1,235,000	1,293,663
Thermon Industries, Inc. 9.5% 5/1/17	245,000	262,150
		56,793,691
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	423,000	449,438
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (d)	535,000	597,863
		1,047,301
Food & Drug Retail - 1.6%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (d)	655,000	681,200
Rite Aid Corp.:
6.875% 8/15/13	295,000	284,675
7.5% 3/1/17	1,345,000	1,348,363
9.375% 12/15/15	765,000	711,450
9.5% 6/15/17	3,880,000	3,550,200
10.25% 10/15/19	335,000	368,500
10.375% 7/15/16	2,140,000	2,295,150
SUPERVALU, Inc. 7.5% 11/15/14	670,000	671,675
Tops Markets LLC 10.125% 10/15/15	815,000	876,125
		10,787,338
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - 1.2%
Bumble Bee Acquisition Corp. 9% 12/15/17 (d)	$ 515,000	$ 555,531
C&S Group Enterprises LLC 8.375% 5/1/17 (d)	4,690,000	4,725,175
Constellation Brands, Inc. 8.375% 12/15/14	1,455,000	1,636,875
Dean Foods Co. 7% 6/1/16	827,413	786,042
		7,703,623
Gaming - 0.6%
MGM Mirage, Inc.:
5.875% 2/27/14	1,000,000	962,500
6.75% 4/1/13	720,000	729,000
7.625% 1/15/17	1,280,000	1,238,400
13% 11/15/13	345,000	414,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	665,000	701,575
		4,046,338
Healthcare - 6.3%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (d)	680,000	732,700
Alere, Inc. 9% 5/15/16	735,000	784,613
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (e)	3,000,000	3,352,500
Carriage Services, Inc. 7.875% 1/15/15	705,000	715,575
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,120,000
Endo Pharmaceuticals Holdings, Inc. 7% 12/15/20 (d)	640,000	665,600
Giant Funding Corp. 8.25% 2/1/18 (d)	695,000	715,850
HCA, Inc.:
7.25% 9/15/20	320,000	344,000
7.875% 2/15/20	2,290,000	2,516,023
8.5% 4/15/19	1,420,000	1,586,850
9.25% 11/15/16	2,625,000	2,841,563
9.625% 11/15/16 pay-in-kind (e)	2,607,000	2,828,595
Inverness Medical Innovations, Inc. 7.875% 2/1/16	2,270,000	2,355,125
Mylan, Inc. 6% 11/15/18 (d)	2,420,000	2,483,404
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (d)	2,090,000	2,116,125
7% 1/15/16	170,000	175,313
7.5% 2/15/20	1,430,000	1,519,375
Rotech Healthcare, Inc. 10.75% 10/15/15	500,000	545,000
Senior Housing Properties Trust 6.75% 4/15/20	190,000	202,930
Tenet Healthcare Corp. 8.875% 7/1/19	1,335,000	1,518,563
Valeant Pharmaceuticals International:
6.75% 8/15/21 (d)	580,000	583,625
6.875% 12/1/18 (d)	2,665,000	2,758,275
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (d)	$ 545,000	$ 555,900
Vanguard Health Systems, Inc. 0% 2/1/16 (d)	995,000	639,288
Ventas Realty LP 6.5% 6/1/16	1,550,000	1,608,125
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (e)	4,816,531	5,105,523
		41,370,440
Homebuilders/Real Estate - 1.2%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20	315,000	325,238
11.625% 6/15/17	1,620,000	1,911,600
KB Home 6.25% 6/15/15	535,000	535,000
Realogy Corp.:
7.875% 2/15/19 (d)	765,000	766,913
11.5% 4/15/17 (d)	1,225,000	1,298,500
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18 (d)	170,000	179,775
Standard Pacific Corp.:
8.375% 5/15/18	1,200,000	1,266,000
8.375% 1/15/21 (d)	1,610,000	1,698,550
		7,981,576
Hotels - 0.4%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,707,750
9% 5/15/17	135,000	151,200
Host Marriott LP 7.125% 11/1/13	404,000	410,060
		2,269,010
Leisure - 1.2%
Dave & Buster's Parent, Inc. 0% 2/15/16 (d)	1,600,000	968,000
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	850,000	918,000
NCL Corp. Ltd.:
9.5% 11/15/18 (d)	200,000	216,500
11.75% 11/15/16	3,180,000	3,752,400
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	200,000	215,000
11.875% 7/15/15	1,590,000	1,955,700
yankee 7.25% 6/15/16	205,000	220,888
		8,246,488
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 1.9%
Aleris International, Inc. 7.625% 2/15/18 (d)	$ 485,000	$ 491,063
Arch Coal, Inc. 8.75% 8/1/16	665,000	742,340
Atkore International, Inc. 9.875% 1/1/18 (d)	300,000	324,000
CONSOL Energy, Inc.:
8% 4/1/17 (d)	3,445,000	3,737,825
8.25% 4/1/20 (d)	1,580,000	1,740,054
Drummond Co., Inc. 9% 10/15/14 (d)	360,000	383,400
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (d)	1,255,000	1,298,925
Massey Energy Co. 6.875% 12/15/13	2,000,000	2,045,000
Novelis, Inc. 8.375% 12/15/17 (d)	1,215,000	1,330,425
Peabody Energy Corp. 7.375% 11/1/16	360,000	405,900
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. 8.25% 4/15/18	345,000	365,700
		12,864,632
Paper - 0.6%
Boise Paper Holdings LLC/Boise Paper Holdings Finance Corp. 9% 11/1/17	550,000	617,375
Georgia-Pacific LLC 5.4% 11/1/20 (d)	890,000	883,325
Mercer International, Inc. 9.5% 12/1/17 (d)	425,000	459,000
NewPage Corp. 11.375% 12/31/14	1,106,000	1,103,235
Verso Paper Holdings LLC/Verso Paper, Inc.:
8.75% 2/1/19 (d)	395,000	412,775
11.5% 7/1/14	425,000	468,563
		3,944,273
Publishing/Printing - 1.0%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	386,038
Cenveo Corp.:
7.875% 12/1/13	1,725,000	1,656,000
10.5% 8/15/16 (d)	1,565,000	1,580,650
The Reader's Digest Association, Inc. 9.5% 2/15/17 (d)(e)	745,000	767,350
TL Acquisitions, Inc. 10.5% 1/15/15 (d)	1,925,000	1,994,685
		6,384,723
Restaurants - 1.0%
Burger King Corp. 9.875% 10/15/18	285,000	304,950
Carrols Corp. 9% 1/15/13	920,000	922,300
DineEquity, Inc. 9.5% 10/30/18 (d)	3,595,000	3,909,563
Landry's Restaurants, Inc.:
11.625% 12/1/15	235,000	253,800
11.625% 12/1/15 (d)	140,000	151,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - continued
Landrys Holdings, Inc. 11.5% 6/1/14 (d)	$ 485,000	$ 475,300
Roadhouse Financing, Inc. 10.75% 10/15/17 (d)	740,000	799,200
		6,816,313
Services - 3.0%
ARAMARK Corp. 3.8044% 2/1/15 (e)	2,470,000	2,454,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.813% 5/15/14 (e)	950,000	933,375
7.625% 5/15/14	533,000	548,297
7.75% 5/15/16	1,065,000	1,110,263
9.625% 3/15/18	1,920,000	2,136,000
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	5,360,000	5,306,400
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (d)(e)	4,615,000	4,938,050
The Geo Group, Inc.:
6.625% 2/15/21 (d)	235,000	235,588
7.75% 10/15/17	240,000	255,600
United Rentals North America, Inc.:
9.25% 12/15/19	725,000	821,063
10.875% 6/15/16	970,000	1,127,625
		19,866,824
Shipping - 1.9%
Aguila 3 SA 7.875% 1/31/18 (d)	405,000	419,681
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17 (d)	3,125,000	3,218,750
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (d)	2,985,000	2,985,000
8.875% 11/1/17	1,725,000	1,854,375
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,350,425
Teekay Corp. 8.5% 1/15/20	710,000	765,025
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	697,590
		12,290,846
Steel - 0.2%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	1,315,000	1,315,000
Super Retail - 1.9%
Asbury Automotive Group, Inc. 7.625% 3/15/17	3,411,000	3,496,275
Ltd. Brands, Inc. 7% 5/1/20	605,000	641,300
Macy's Retail Holdings, Inc. 8.375% 7/15/15 (c)	1,125,000	1,302,188
Rent-A-Center, Inc. 6.625% 11/15/20 (d)	730,000	722,700
Sonic Automotive, Inc. 8.625% 8/15/13	438,000	444,351
The May Department Stores Co. 5.75% 7/15/14	470,000	501,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	$ 3,980,000	$ 4,537,200
Toys 'R' Us, Inc. 7.375% 9/1/16 (d)	670,000	703,500
		12,349,239
Technology - 4.8%
Advanced Micro Devices, Inc. 7.75% 8/1/20	250,000	262,500
Amkor Technology, Inc. 7.375% 5/1/18	540,000	565,650
Avaya, Inc.:
7% 4/1/19 (d)	6,880,000	6,819,800
9.75% 11/1/15	2,065,000	2,137,275
10.125% 11/1/15 pay-in-kind (e)	3,074,538	3,189,833
CDW LLC/CDW Finance Corp. 8% 12/15/18 (d)	745,000	793,425
Ceridian Corp. 11.25% 11/15/15	285,000	297,825
CommScope, Inc. 8.25% 1/15/19 (d)	1,255,000	1,306,706
First Data Corp.:
8.25% 1/15/21 (d)	2,602,000	2,588,990
8.75% 1/15/22 pay-in-kind (d)(e)	1,285,000	1,245,825
9.875% 9/24/15	95,000	95,475
10.55% 9/24/15 pay-in-kind (e)	142,021	143,861
12.625% 1/15/21 (d)	2,000,000	2,095,000
Freescale Semiconductor, Inc.:
9.25% 4/15/18 (d)	1,450,000	1,613,125
10.125% 12/15/16	330,000	355,575
10.125% 3/15/18 (d)	1,900,000	2,166,000
Jabil Circuit, Inc. 5.625% 12/15/20	390,000	383,175
Lucent Technologies, Inc. 6.45% 3/15/29	890,000	774,300
NXP BV/NXP Funding LLC 10% 7/15/13 (d)	581,000	643,458
Serena Software, Inc. 10.375% 3/15/16	355,000	372,750
Spansion LLC 7.875% 11/15/17 (d)	585,000	595,238
SunGard Data Systems, Inc. 10.625% 5/15/15	230,000	254,725
Telcordia Technologies, Inc. 11% 5/1/18 (d)	420,000	464,100
Viasystems, Inc. 12% 1/15/15 (d)	685,000	775,763
Xerox Capital Trust I 8% 2/1/27	1,610,000	1,638,175
		31,578,549
Telecommunications - 9.0%
Broadview Networks Holdings, Inc. 11.375% 9/1/12	2,400,000	2,400,000
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	1,175,000	1,266,063
Clearwire Escrow Corp. 12% 12/1/15 (d)	930,000	1,002,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Cricket Communications, Inc.:
7.75% 10/15/20	$ 4,500,000	$ 4,308,750
10% 7/15/15	1,335,000	1,471,838
Digicel Group Ltd. 9.125% 1/15/15 pay-in-kind (d)(e)	1,214,000	1,267,173
Dycom Investments, Inc. 7.125% 1/15/21 (d)	535,000	552,388
Frontier Communications Corp.:
7.875% 4/15/15	640,000	710,400
8.25% 5/1/14	1,010,000	1,131,200
8.25% 4/15/17	1,500,000	1,665,000
8.5% 4/15/20	4,675,000	5,189,250
8.75% 4/15/22	1,810,000	2,004,575
Intelsat Bermuda Ltd. 11.5% 2/4/17 pay-in-kind (e)	3,361,391	3,724,515
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	1,535,000	1,619,425
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	2,425,000	2,497,750
MetroPCS Wireless, Inc. 6.625% 11/15/20	2,515,000	2,458,413
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	658,275
6.875% 10/31/13	380,000	383,088
7.375% 8/1/15	5,635,000	5,649,088
Qwest Communications International, Inc. 8% 10/1/15	1,570,000	1,713,263
Sprint Capital Corp. 6.9% 5/1/19	7,940,000	8,009,475
Wind Acquisition Finance SA:
7.25% 2/15/18 (d)	1,660,000	1,713,950
11.75% 7/15/17 (d)	2,100,000	2,404,500
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	2,006,955	2,277,267
Windstream Corp.:
7% 3/15/19	745,000	745,000
7.75% 10/15/20 (d)	605,000	626,931
8.125% 9/1/18	875,000	936,250
8.625% 8/1/16	1,159,000	1,225,643
		59,611,545
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.375% 12/15/20	$ 2,550,000	$ 2,460,750
Phillips-Van Heusen Corp. 7.375% 5/15/20	645,000	686,925
		3,147,675
TOTAL NONCONVERTIBLE BONDS		497,375,321
TOTAL CORPORATE BONDS (Cost $455,663,027)		499,938,324
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e) (Cost $122,832)	164,069	66,038
Common Stocks - 0.7%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	14,578	163,857
Banks & Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	982,974
Building Materials - 0.3%
Nortek, Inc. (a)	42,461	1,889,515
Chemicals - 0.2%
Georgia Gulf Corp. (a)	42,100	1,343,832
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	763	85,838
Class B (a)	254	28,575
		114,413
Publishing/Printing - 0.0%
HMH Holdings, Inc. (a)(f)	19,213	100,868
RDA Holding Co. warrants 2/19/14 (a)(f)	6,468	104
		100,972
TOTAL COMMON STOCKS (Cost $5,281,858)		4,595,563
Preferred Stocks - 1.4%
	Shares	Value
Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 1.0%
Bank of America Corp. Series L, 7.25%	2,966	$ 2,977,864
Huntington Bancshares, Inc. 8.50%	3,410	3,955,600
		6,933,464
Nonconvertible Preferred Stocks - 0.4%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (d)	1,830	1,724,775
Diversified Financial Services - 0.1%
Citigroup Capital XIII 7.875%	28,064	759,131
TOTAL NONCONVERTIBLE PREFERRED STOCKS		2,483,906
TOTAL PREFERRED STOCKS (Cost $7,858,181)		9,417,370
Floating Rate Loans - 10.7%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.56% 12/3/14 (e)	$ 2,450,091	2,419,465
Air Transportation - 0.9%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.514% 4/30/14 (e)	1,734,752	1,700,057
US Airways Group, Inc. term loan 2.7615% 3/23/14 (e)	4,850,000	4,462,000
		6,162,057
Automotive - 0.4%
Federal-Mogul Corp.:
Tranche B, term loan 2.198% 12/27/14 (e)	1,637,992	1,584,757
Tranche C, term loan 2.1975% 12/27/15 (e)	835,710	804,371
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 1.96% 4/30/14 (e)	280,000	275,100
		2,664,228
Broadcasting - 0.7%
Univision Communications, Inc. term loan 4.5115% 3/31/17 (e)	4,025,570	3,924,931
VNU, Inc. Tranche C, term loan 3.7638% 5/1/16 (e)	646,853	648,470
		4,573,401
Floating Rate Loans - continued
	Principal Amount	Value
Diversified Financial Services - 0.2%
International Lease Finance Corp.:
Tranche 1LN, term loan 6.75% 3/17/15 (e)	$ 897,000	$ 900,409
Tranche 2LN, term loan 7% 3/17/16 (e)	658,000	666,225
		1,566,634
Electric Utilities - 1.2%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7657% 10/10/14 (e)	3,417,703	2,879,415
Tranche B2, term loan 3.7874% 10/10/14 (e)	6,155,051	5,177,937
		8,057,352
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.3043% 11/14/14 (a)(e)	551,703	526,601
Food & Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 2.02% 6/4/14 (e)	1,292,563	1,248,939
Healthcare - 0.8%
Community Health Systems, Inc.:
term loan 3.8104% 1/25/17 (e)	395,648	398,615
Tranche B, term loan 2.5604% 7/25/14 (e)	786,955	784,988
Tranche DD, term loan 2.5604% 7/25/14 (e)	40,539	40,438
HCA, Inc.:
Tranche B, term loan 2.5528% 11/17/13 (e)	1,493,935	1,488,407
Tranche B2, term loan 3.5528% 3/31/17 (e)	1,119,058	1,123,311
VWR Funding, Inc. term loan 2.7615% 6/29/14 (e)	1,392,672	1,384,037
		5,219,796
Homebuilders/Real Estate - 0.1%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	605,000	662,475
Publishing/Printing - 0.8%
Thomson Learning Tranche B, term loan 2.55% 7/5/14 (e)	5,601,059	5,377,017
Restaurants - 0.8%
Burger King Corp. Tranche B, term loan 4.5% 10/19/16 (e)	1,195,000	1,203,963
DineEquity, Inc. Tranche B 1LN, term loan 4.25% 10/19/17 (e)	225,000	226,406
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - continued
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5601% 6/14/13 (e)	$ 322,095	$ 316,459
term loan 2.625% 6/14/14 (e)	3,333,689	3,275,349
		5,022,177
Services - 0.2%
ServiceMaster Co.:
term loan 2.7746% 7/24/14 (e)	1,025,485	1,011,384
Tranche DD, term loan 2.77% 7/24/14 (e)	102,123	100,719
		1,112,103
Specialty Retailing - 0.2%
Michaels Stores, Inc. Tranche B1, term loan 2.5841% 10/31/13 (e)	1,214,820	1,211,783
Super Retail - 0.1%
Neiman Marcus Group, Inc. term loan 2.2943% 4/6/13 (e)	903,441	903,441
Technology - 1.9%
Avaya, Inc.:
term loan 3.0605% 10/27/14 (e)	2,135,995	2,074,586
Tranche B 3LN, term loan 4.8105% 10/26/17 (e)	4,290,587	4,210,138
First Data Corp.:
Tranche B2, term loan 3.0115% 9/24/14 (e)	3,360,000	3,175,200
Tranche B3, term loan 3.0115% 9/24/14 (e)	310,000	292,950
Freescale Semiconductor, Inc. term loan 4.51% 12/1/16 (e)	1,863,712	1,861,383
SunGard Data Systems, Inc. term loan 2.0137% 2/28/14 (e)	1,206,231	1,201,707
		12,815,964
Telecommunications - 1.7%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (e)	8,085,000	8,009,163
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (e)	1,250,000	1,206,250
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (e)	1,810,000	1,821,403
		11,036,816
TOTAL FLOATING RATE LOANS (Cost $64,303,596)		70,580,249
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $69,141,214)	69,141,214	$ 69,141,214
Cash Equivalents - 6.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $42,599,000)	$ 42,599,213	42,599,000
TOTAL INVESTMENT PORTFOLIO - 105.4% (Cost $644,969,708)		696,337,758
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(35,876,774)
NET ASSETS - 100%		$ 660,460,984
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $189,314,416 or 28.7% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,972 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
HMH Holdings, Inc.	3/9/10	$ 134,497
RDA Holding Co. warrants 2/19/14	2/27/07 - 3/7/07	$ 2,004,800
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$42,599,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 10,810,542
Barclays Capital, Inc.	2,955,877
Credit Agricole Securities (USA), Inc.	6,955,004
HSBC Securities (USA), Inc.	3,794,567
Mizuho Securities USA, Inc.	4,173,002
RBS Securities, Inc.	12,171,257
UBS Securities LLC	1,738,751
$ 42,599,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26,829
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,972	$ -	$ 100,868	$ 104
Financials	10,514,757	8,675,569	1,724,775	114,413
Industrials	2,053,372	2,053,372	-	-
Materials	1,343,832	1,343,832	-	-
Corporate Bonds	499,938,324	-	499,916,887	21,437
Commercial Mortgage Securities	66,038	-	-	66,038
Floating Rate Loans	70,580,249	-	70,580,249	-
Money Market Funds	69,141,214	69,141,214	-	-
Cash Equivalents	42,599,000	-	42,599,000	-
Total Investments in Securities:	$ 696,337,758	$ 81,213,987	$ 614,921,779	$ 201,992
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 343,901
Total Realized Gain (Loss)	(4,573)
Total Unrealized Gain (Loss)	(1,994)
Cost of Purchases	114,413
Proceeds of Sales	(19,592)
Amortization/Accretion	(88)
Transfers in to Level 3	-
Transfers out of Level 3	(230,075)
Ending Balance	$ 201,992
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 10,010

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $42,599,000) - See accompanying schedule: Unaffiliated issuers (cost $575,828,494)	$ 627,196,544
Fidelity Central Funds (cost $69,141,214)	69,141,214
Total Investments (cost $644,969,708)		$ 696,337,758
Cash		1,472,257
Receivable for investments sold		4,010,821
Interest receivable		9,856,814
Distributions receivable from Fidelity Central Funds		6,363
Other receivables		130
Total assets		711,684,143

Liabilities
Payable for investments purchased	$ 51,211,705
Distributions payable	74
Other payables and accrued expenses	11,380
Total liabilities		51,223,159

Net Assets		$ 660,460,984
Net Assets consist of:
Paid in capital		$ 609,099,234
Net unrealized appreciation (depreciation) on investments		51,361,750
Net Assets, for 5,856,922 shares outstanding		$ 660,460,984
Net Asset Value, offering price and redemption price per share ($660,460,984 ÷ 5,856,922 shares)		$ 112.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Dividends		$ 333,786
Interest		22,470,921
Income from Fidelity Central Funds		26,829
Total income		22,831,536

Expenses
Custodian fees and expenses	$ 10,255
Independent directors' compensation	1,487
Total expenses before reductions	11,742
Expense reductions	(1,659)	10,083
Net investment income (loss)		22,821,453
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,137,982
Change in net unrealized appreciation (depreciation) on investment securities		19,479,046
Net gain (loss)		32,617,028
Net increase (decrease) in net assets resulting from operations		$ 55,438,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,821,453	$ 47,555,380
Net realized gain (loss)	13,137,982	20,091,922
Change in net unrealized appreciation (depreciation)	19,479,046	24,147,272
Net increase (decrease) in net assets resulting from operations	55,438,481	91,794,574
Distributions to partners from net investment income	(19,209,751)	(39,325,019)
Affiliated share transactions Proceeds from sales of shares	104,443,965	109,008,764
Reinvestment of distributions	19,209,249	39,324,023
Cost of shares redeemed	(31,017,155)	(134,760,939)
Net increase (decrease) in net assets resulting from share transactions	92,636,059	13,571,848
Total increase (decrease) in net assets	128,864,789	66,041,403

Net Assets
Beginning of period	531,596,195	465,554,792
End of period	$ 660,460,984	$ 531,596,195
Other Affiliated Information Shares
Sold	927,403	1,060,980
Issued in reinvestment of distributions	174,393	380,258
Redeemed	(288,588)	(1,326,870)
Net increase (decrease)	813,208	114,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2011	Years ended August 31,
	(Unaudited)	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 105.40	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income (loss) D	4.636	9.362	8.623	3.708
Net realized and unrealized gain (loss)	6.648	9.337	(5.390)	(1.658)
Total from investment operations	11.284	18.699	3.233	2.050
Distributions to partners from net investment income	(3.914)	(7.749)	(7.403)	(3.430)
Net asset value, end of period	$ 112.77	$ 105.40	$ 94.45	$ 98.62
Total Return B, C	10.85%	20.25%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions G	-% A	-%	-%	-% A
Expenses net of fee waivers, if any G	-% A	-%	-%	-% A
Expenses net of all reductions G	-% A	-%	-%	-% A
Net investment income (loss)	8.52% A	9.08%	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 660,461	$ 531,596	$ 465,555	$ 435,837
Portfolio turnover rate F	60% A	65%	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011 for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 63,321,229
Gross unrealized depreciation	(4,245,347)
Net unrealized appreciation (depreciation) on securities and other investments	$ 59,075,882
Tax Cost	$ 637,261,876

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $196,360,282 and $152,147,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,487.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $172.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0411
1.820820.105

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2010 to February 28, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2010	Ending Account Value February 28, 2011	Expenses Paid During Period* September 1, 2010 to February 28, 2011
Actual	.0018%	$ 1,000.00	$ 1,078.10	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	4.1	4.0
HCA, Inc.	3.7	3.8
Royal Caribbean Cruises Ltd.	3.6	3.7
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.5	2.5
Nextel Communications, Inc.	2.7	2.6
	17.6
Top Five Market Sectors as of February 28, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.1	11.7
Diversified Financial Services	10.0	7.5
Energy	8.9	6.6
Technology	8.1	6.9
Electric Utilities	7.1	7.5
Quality Diversification (% of fund's net assets)
As of February 28, 2011	As of August 31, 2010
BBB 6.1%	BBB 6.7%
BB 67.2%	BB 65.0%
B 19.7%	B 22.0%
Not Rated 0.6%	Not Rated 0.0%
Interfund Loans 1.3%	Interfund Loans 4.8%
Short-Term Investments and Net Other Assets 5.1%	Short-Term Investments and Net Other Assets 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of February 28, 2011 *		As of August 31, 2010 **
	Interfund Loans 1.3%		Interfund Loans 4.8%
	Nonconvertible Bonds 89.6%		Nonconvertible Bonds 90.4%
	Floating Rate Loans 4.0%		Floating Rate Loans 3.3%
	Short-Term Investments and Net Other Assets 5.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	10.3%	** Foreign investments	12.4%

Semiannual Report

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 89.6%
	Principal Amount	Value
Aerospace - 0.8%
BE Aerospace, Inc.:
6.875% 10/1/20	$ 515,000	$ 535,600
8.5% 7/1/18	2,255,000	2,491,775
Esterline Technologies Corp. 7% 8/1/20	505,000	528,988
		3,556,363
Air Transportation - 3.1%
American Airlines, Inc. pass-thru trust certificates 8.608% 10/1/12	1,120,000	1,120,000
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	757,351	802,792
6.75% 9/15/15 (b)	1,565,000	1,611,950
Continental Airlines, Inc. 9.25% 5/10/17	384,694	407,775
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	690,000	688,275
6.75% 11/23/15	690,000	676,200
8.021% 8/10/22	2,664,391	2,792,282
8.954% 8/10/14	389,915	409,606
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,538,601	1,523,215
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,256,418	1,225,008
9.75% 1/15/17	1,721,118	1,989,957
12% 1/15/16 (b)	288,479	327,048
		13,574,108
Automotive - 3.3%
Dana Holding Corp. 6.5% 2/15/19	1,125,000	1,139,063
Ford Motor Credit Co. LLC:
5.625% 9/15/15	1,310,000	1,370,588
6.625% 8/15/17	5,835,000	6,170,513
7% 4/15/15	1,630,000	1,775,722
8% 12/15/16	2,350,000	2,662,014
Navistar International Corp. 8.25% 11/1/21	1,385,000	1,530,425
		14,648,325
Banks & Thrifts - 3.0%
Bank of America Corp.:
8% (c)	4,525,000	4,796,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - continued
Bank of America Corp.: - continued
8.125% (c)	$ 2,180,000	$ 2,310,800
Fifth Third Capital Trust IV 6.5% 4/15/67 (c)	1,570,000	1,530,750
Regions Bank 7.5% 5/15/18	1,075,000	1,139,500
Regions Financial Corp. 4.875% 4/26/13	560,000	562,867
Zions Bancorp. 7.75% 9/23/14	2,835,000	3,082,314
		13,422,731
Broadcasting - 1.4%
Belo Corp. 8% 11/15/16	3,470,000	3,795,139
Citadel Broadcasting Corp. 7.75% 12/15/18 (b)	2,120,000	2,273,700
		6,068,839
Building Materials - 0.7%
Building Materials Corp. of America 6.875% 8/15/18 (b)	3,085,000	3,162,125
Cable TV - 2.0%
CSC Holdings LLC:
8.5% 6/15/15	2,220,000	2,430,900
8.625% 2/15/19	2,625,000	3,038,438
UPC Germany GmbH 8.125% 12/1/17 (b)	3,010,000	3,228,225
		8,697,563
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (b)	1,575,000	1,693,125
SPX Corp. 6.875% 9/1/17 (b)	2,725,000	2,922,563
		4,615,688
Chemicals - 0.9%
Celanese US Holdings LLC 6.625% 10/15/18 (b)	545,000	570,888
LBI Escrow Corp. 8% 11/1/17 (b)	2,237,000	2,522,218
Nalco Co. 6.625% 1/15/19 (b)	750,000	780,000
		3,873,106
Consumer Products - 0.4%
Jarden Corp. 6.125% 11/15/22	1,615,000	1,574,625
Containers - 1.3%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,591,500
Diversified Financial Services - 10.0%
Aircastle Ltd. 9.75% 8/1/18	2,735,000	3,042,688
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	10,315,000	10,727,581
8% 1/15/18	4,655,000	4,841,200
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	460,000	400,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
International Lease Finance Corp.:
5.65% 6/1/14	$ 4,040,000	$ 4,135,950
6.5% 9/1/14 (b)	745,000	799,013
6.625% 11/15/13	620,000	647,900
6.75% 9/1/16 (b)	745,000	800,875
7.125% 9/1/18 (b)	2,190,000	2,376,150
8.625% 9/15/15 (b)	6,280,000	7,017,900
8.75% 3/15/17 (b)	2,210,000	2,491,775
Reliance Intermediate Holdings LP 9.5% 12/15/19 (b)	2,225,000	2,425,250
SLM Corp. 8% 3/25/20	2,237,000	2,382,405
UPCB Finance III Ltd. 6.625% 7/1/20 (b)	2,180,000	2,152,750
		44,241,637
Diversified Media - 0.4%
Liberty Media Corp.:
8.25% 2/1/30	1,710,000	1,658,700
8.5% 7/15/29	130,000	127,400
		1,786,100
Electric Utilities - 7.1%
AES Corp.:
7.75% 10/15/15	3,020,000	3,261,600
8% 10/15/17	1,710,000	1,838,250
9.75% 4/15/16	1,305,000	1,517,063
Calpine Construction Finance Co. LP 8% 6/1/16 (b)	4,140,000	4,471,200
Intergen NV 9% 6/30/17 (b)	4,290,000	4,633,200
IPALCO Enterprises, Inc. 7.25% 4/1/16 (b)	2,175,000	2,359,875
Mirant Americas Generation LLC 8.5% 10/1/21	290,000	305,950
NRG Energy, Inc. 7.375% 2/1/16	1,290,000	1,335,150
NSG Holdings II, LLC 7.75% 12/15/25 (b)	7,700,000	7,469,000
NV Energy, Inc. 6.25% 11/15/20	1,105,000	1,116,050
Otter Tail Corp. 9% 12/15/16	1,300,000	1,469,650
Puget Energy, Inc. 6.5% 12/15/20 (b)	1,505,000	1,491,154
		31,268,142
Energy - 8.9%
Continental Resources, Inc. 7.125% 4/1/21	1,675,000	1,783,875
Covanta Holding Corp. 7.25% 12/1/20	3,215,000	3,375,792
Denbury Resources, Inc. 6.375% 8/15/21	775,000	784,688
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,882,400
Energy Transfer Equity LP 7.5% 10/15/20	2,230,000	2,413,975
Exterran Holdings, Inc. 7.25% 12/1/18 (b)	2,940,000	3,013,500
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Frontier Oil Corp.:
6.875% 11/15/18	$ 2,510,000	$ 2,622,950
8.5% 9/15/16	1,900,000	2,061,500
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (b)	715,000	731,088
7% 10/1/18 (b)	855,000	880,650
Kinder Morgan Finance Co. LLC 6% 1/15/18 (b)	1,490,000	1,534,700
Pan American Energy LLC 7.875% 5/7/21 (b)	1,540,000	1,640,100
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	4,336,938
7.5% 1/15/20	1,255,000	1,399,325
Plains Exploration & Production Co.:
7% 3/15/17	4,095,000	4,248,563
7.625% 6/1/18	2,175,000	2,316,375
10% 3/1/16	1,155,000	1,305,150
Precision Drilling Corp. 6.625% 11/15/20 (b)	2,555,000	2,650,813
		38,982,382
Entertainment/Film - 0.1%
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (b)	325,000	348,563
Food & Drug Retail - 0.8%
Albertsons, Inc.:
7.45% 8/1/29	3,070,000	2,448,325
7.75% 6/15/26	115,000	94,875
8% 5/1/31	1,425,000	1,154,250
		3,697,450
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (b)	525,000	528,938
Gaming - 1.9%
Scientific Games Corp. 7.875% 6/15/16 (b)	2,650,000	2,769,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	5,425,000	5,723,375
		8,492,625
Healthcare - 7.0%
HCA, Inc.:
8.5% 4/15/19	1,880,000	2,100,900
9.125% 11/15/14	1,500,000	1,575,000
9.25% 11/15/16	4,655,000	5,039,038
9.625% 11/15/16 pay-in-kind (c)	6,821,000	7,400,785
9.875% 2/15/17	265,000	298,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Mylan, Inc.:
6% 11/15/18 (b)	$ 1,225,000	$ 1,257,095
7.625% 7/15/17 (b)	660,000	701,250
7.875% 7/15/20 (b)	290,000	324,075
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (b)	575,000	582,188
7% 1/15/16	4,130,000	4,259,063
7.5% 2/15/20	645,000	685,313
Senior Housing Properties Trust 6.75% 4/15/20	3,490,000	3,727,512
Valeant Pharmaceuticals International 6.75% 8/15/21 (b)	460,000	462,875
Ventas Realty LP:
Series 1, 6.5% 6/1/16	1,680,000	1,743,000
6.5% 6/1/16	830,000	861,125
		31,017,344
Homebuilders/Real Estate - 0.5%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	2,190,000	2,261,175
Hotels - 1.7%
Host Hotels & Resorts LP:
6% 11/1/20	2,640,000	2,646,600
6.875% 11/1/14	545,000	564,075
9% 5/15/17	485,000	543,200
Host Marriott LP 7.125% 11/1/13	3,711,000	3,766,665
		7,520,540
Leisure - 4.0%
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,680,000	1,814,400
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	950,000	1,021,250
7.25% 3/15/18	500,000	532,500
yankee:
7% 6/15/13	5,025,000	5,389,313
7.25% 6/15/16	5,305,000	5,716,138
7.5% 10/15/27	3,310,000	3,276,900
		17,750,501
Metals/Mining - 1.4%
CONSOL Energy, Inc.:
8% 4/1/17 (b)	2,010,000	2,180,850
8.25% 4/1/20 (b)	1,305,000	1,437,197
Drummond Co., Inc. 9% 10/15/14 (b)	315,000	335,475
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Massey Energy Co. 6.875% 12/15/13	$ 1,510,000	$ 1,543,975
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	410,000	442,800
		5,940,297
Paper - 0.7%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	500,000	550,000
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	2,420,000	2,668,050
		3,218,050
Services - 0.8%
FTI Consulting, Inc.:
6.75% 10/1/20 (b)	1,150,000	1,158,625
7.75% 10/1/16	1,475,000	1,545,063
PHH Corp. 9.25% 3/1/16 (b)	740,000	802,900
		3,506,588
Shipping - 1.7%
Navios Maritime Holdings, Inc. 8.875% 11/1/17	5,395,000	5,799,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	525,000	459,375
8.125% 3/30/18	1,125,000	1,130,625
		7,389,625
Specialty Retailing - 0.9%
Sears Holdings Corp. 6.625% 10/15/18 (b)	4,265,000	4,153,257
Steel - 1.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	3,177,500
7.375% 11/1/12	3,050,000	3,240,625
7.625% 3/15/20 (b)	585,000	628,875
		7,047,000
Super Retail - 2.4%
AutoNation, Inc. 6.75% 4/15/18	905,000	941,200
QVC, Inc. 7.125% 4/15/17 (b)	1,400,000	1,491,000
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	7,065,000	7,683,188
Toys 'R' Us, Inc. 7.375% 9/1/16 (b)	550,000	577,500
		10,692,888
Technology - 8.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20	10,125,000	10,631,250
Amkor Technology, Inc. 7.375% 5/1/18	4,160,000	4,357,600
Fidelity National Information Services, Inc.:
7.625% 7/15/17	2,745,000	3,026,363
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Fidelity National Information Services, Inc.: - continued
7.875% 7/15/20	$ 490,000	$ 543,900
Jabil Circuit, Inc.:
5.625% 12/15/20	2,260,000	2,220,450
7.75% 7/15/16	1,135,000	1,285,388
8.25% 3/15/18	915,000	1,040,813
Seagate HDD Cayman 6.875% 5/1/20 (b)	445,000	431,650
Seagate Technology HDD Holdings 6.8% 10/1/16	2,325,000	2,418,000
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,859,575
		35,814,989
Telecommunications - 11.5%
Citizens Communications Co.:
7.875% 1/15/27	360,000	349,200
9% 8/15/31	6,885,000	7,246,463
Equinix, Inc. 8.125% 3/1/18	4,060,000	4,394,950
Frontier Communications Corp.:
8.125% 10/1/18	3,045,000	3,379,950
8.25% 4/15/17	2,615,000	2,902,650
8.5% 4/15/20	345,000	382,950
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	929,625
6.875% 10/31/13	5,360,000	5,403,550
7.375% 8/1/15	5,890,000	5,904,725
NII Capital Corp.:
8.875% 12/15/19	2,595,000	2,860,988
10% 8/15/16	2,305,000	2,610,413
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	2,005,000	2,035,075
7.125% 4/1/18	1,800,000	1,921,500
8% 10/1/15	3,090,000	3,371,963
Sprint Nextel Corp. 6% 12/1/16	3,723,000	3,713,693
U.S. West Communications 7.5% 6/15/23	2,500,000	2,487,500
Wind Acquisition Finance SA 7.25% 2/15/18 (b)	570,000	588,525
		50,483,720
TOTAL NONCONVERTIBLE BONDS (Cost $364,924,408)		394,926,784
Floating Rate Loans - 4.0%
	Principal Amount	Value
Automotive - 2.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.198% 12/27/14 (c)	$ 4,837,884	$ 4,680,652
Tranche C, term loan 2.1975% 12/27/15 (c)	2,683,901	2,583,254
Ford Motor Co. term loan 3.02% 12/15/13 (c)	2,274,941	2,272,098
		9,536,004
Consumer Products - 0.4%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (c)	275,000	277,063
Visant Corp. Tranche B, term loan:
5.25% 12/22/16 (c)	1,035,000	1,035,000
7% 12/22/16 (c)	568,575	577,104
		1,889,167
Diversified Financial Services - 0.0%
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (c)	70,000	70,263
Gaming - 0.3%
Las Vegas Sands LLC:
Tranche B, term loan 3.04% 11/23/16 (c)	970,037	963,974
Tranche I, term loan 3.04% 11/23/16 (c)	194,963	193,745
		1,157,719
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,632,933
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (c)	311,307	313,642
Telecommunications - 0.6%
Asurion Corp. Tranche B 2LN, term loan 6.75% 3/31/15 (c)	1,745,000	1,764,631
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (c)	1,105,000	1,111,906
		2,876,537
TOTAL FLOATING RATE LOANS (Cost $15,930,050)		17,476,265
Interfund Loans - 1.3%

With Fidelity Advisor Capital Development Fund, at 0.42% due 3/1/11 (a)	3,809,000	3,809,000
With Fidelity Transportation Portfolio, at 0.42% due 3/1/11 (a)	1,843,000	1,843,000
TOTAL INTERFUND LOANS (Cost $5,652,000)		5,652,000
Cash Equivalents - 3.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.18%, dated 2/28/11 due 3/1/11 (Collateralized by U.S. Government Obligations) # (Cost $17,163,000)	$ 17,163,086	$ 17,163,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $403,669,458)		435,218,049
NET OTHER ASSETS (LIABILITIES) - 1.2%		5,405,672
NET ASSETS - 100%		$ 440,623,721
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,633,923 or 20.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,163,000 due 3/01/11 at 0.18%
BNP Paribas Securities Corp.	$ 4,355,533
Barclays Capital, Inc.	1,190,913
Credit Agricole Securities (USA), Inc.	2,802,149
HSBC Securities (USA), Inc.	1,528,819
Mizuho Securities USA, Inc.	1,681,289
RBS Securities, Inc.	4,903,760
UBS Securities LLC	700,537
$ 17,163,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
Liberia	3.6%
Marshall Islands	1.3%
Canada	1.2%
Cayman Islands	1.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $17,163,000) - See accompanying schedule: Unaffiliated issuers (cost $398,017,458)	$ 429,566,049
Other affiliated issuers (cost $5,652,000)	5,652,000
Total Investments (cost $403,669,458)		$ 435,218,049
Cash		53,739
Receivable for investments sold		382,377
Interest receivable		7,188,269
Other affiliated receivables		66
Total assets		442,842,500

Liabilities
Payable for investments purchased	$ 2,211,750
Distributions payable	5,401
Other payables and accrued expenses	1,628
Total liabilities		2,218,779

Net Assets		$ 440,623,721
Net Assets consist of:
Paid in capital		$ 409,075,130
Net unrealized appreciation (depreciation) on investments		31,548,591
Net Assets, for 4,310,665 shares outstanding		$ 440,623,721
Net Asset Value, offering price and redemption price per share ($440,623,721 ÷ 4,310,665 shares)		$ 102.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2011 (Unaudited)

Investment Income
Interest (including $11,490 from affiliated interfund lending)		$ 16,627,143

Expenses
Custodian fees and expenses	$ 4,010
Independent directors' compensation	1,258
Total expenses before reductions	5,268
Expense reductions	(1,353)	3,915
Net investment income (loss)		16,623,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,342,045
Change in net unrealized appreciation (depreciation) on investment securities		8,897,693
Net gain (loss)		17,239,738
Net increase (decrease) in net assets resulting from operations		$ 33,862,966

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2011 (Unaudited)	Year ended August 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,623,228	$ 34,706,212
Net realized gain (loss)	8,342,045	18,233,438
Change in net unrealized appreciation (depreciation)	8,897,693	17,885,643
Net increase (decrease) in net assets resulting from operations	33,862,966	70,825,293
Distributions to partners from net investment income	(15,442,986)	(31,303,018)
Affiliated share transactions
Proceeds from sales of shares	-	-
Reinvestment of distributions	15,437,216	31,302,136
Cost of shares redeemed	(30,817,613)	(42,968,987)
Net increase (decrease) in net assets resulting from share transactions	(15,380,397)	(11,666,851)
Total increase (decrease) in net assets	3,039,583	27,855,424

Net Assets
Beginning of period	437,584,138	409,728,714
End of period	$ 440,623,721	$ 437,584,138
Other Information Shares
Sold	-	-
Issued in reinvestment of distributions	152,908	327,916
Redeemed	(303,054)	(458,492)
Net increase (decrease)	(150,146)	(130,576)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,2011	Years ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006 H	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 98.10	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income (loss) D	3.711	7.729	7.598	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	3.856	8.103	(4.053)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	7.567	15.832	3.545	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(3.447)	(6.972)	(6.765)	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 102.22	$ 98.10	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	7.81%	18.23%	4.96%	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-% E	-% E	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% A, E	-% E	-% E	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% A, E	-% E	-% E	-% E	-% E	-% A, E	.04% A
Net investment income (loss)	7.42% A	8.12%	9.40%	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 440,624	$ 437,584	$ 409,729	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	49% A	70%	73%	50%	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the four month period ended August 31. The fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2011 (Unaudited)

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2011, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,511,954
Gross unrealized depreciation	(592,330)
Net unrealized appreciation (depreciation) on securities and other investments	$ 34,919,624
Tax Cost	$ 400,298,425

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

3. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $103,172,574 and $119,208,257, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 7,252,659.44%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,258.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 4, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 4, 2011